Income Taxes - Schedule of Provision for Income Taxes (Details) - DIAMIR BIOSCIENCES CORP. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Current:
Federal			$ 16,483	$ 112,947
State			1,456	1,456
Total current			17,939	114,403
Deferred:
Federal
State
Total deferred
Total	$ (174,546)	$ 14,346	$ 17,939	$ 114,403